Pension Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost		¥ (924)
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost		547
Estimated portions of net transition obligation that will be recognized as a component of net pension		53
Accumulated benefit obligations for all defined benefit pension plans	71,863	71,863	56,864
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	19,924	19,924	4,006
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	17,487	17,487	3,738
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	7,015	7,015	1,034
Expected pension plans contributions by Company and certain subsidiaries		2,976
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries		1,023	926	816
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost	(3)
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost	60
Estimated portions of net transition obligation that will be recognized as a component of net pension	3
Accumulated benefit obligations for all defined benefit pension plans	61,730	61,730	5,128
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	5,555	5,555	5,335
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	5,372	5,372	5,016
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	4,096	4,096	3,799
Expected pension plans contributions by Company and certain subsidiaries		11,191
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries		¥ 1,560	¥ 574	¥ 593
Equity securities | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	30.00%	30.00%
Equity securities | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Debt Securities | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%	40.00%
Debt Securities | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	60.00%	60.00%	90.00%
Other investment | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	30.00%	30.00%
Other investment | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans			10.00%